36. INSURANCE COVERAGE (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Coverage Tables Abstract
Schedule of insurance coverage
		12.31.18
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits	1,067.5
Carriage of goods	Coverage of goods in transit and in inventories	981.5
Civil responsability	Third party complaints	310.0